SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income tax provision computed based on Malaysia unified income tax statutory rate	$ 1,761,266	$ 1,410,066	$ 566,514
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	(1,460)		(10,183)
Permanent difference	374,276	401,286	37,329
Change in valuation allowance		(403,903)	98,745
Actual income tax provision	$ 2,134,082	$ 1,407,449	$ 692,405